Fair Value - Carrying Value of Assets (Detail) (Real Estate [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-Financial Assets and Liabilities:
Real estate	$ 0	$ 24,161
Fair Value, Inputs, Level 1 [Member]
Non-Financial Assets and Liabilities:
Real estate	0	0
Fair Value, Inputs, Level 2 [Member]
Non-Financial Assets and Liabilities:
Real estate	0	0
Fair Value, Inputs, Level 3 [Member]
Non-Financial Assets and Liabilities:
Real estate	$ 0	$ 24,161